Cover	Oct. 18, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 18, 2023
Entity File Number	001-33133
Entity Registrant Name	YIELD10 BIOSCIENCE, INC.
Entity Central Index Key	0001121702
Entity Tax Identification Number	04-3158289
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	19 Presidential Way
Entity Address, City or Town	Woburn
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01801
City Area Code	617
Local Phone Number	583-1700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	YTEN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false